INVESTMENTS - Long-term investments (Details)	1 Months Ended
	Sep. 30, 2015 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
INVESTMENTS
Held to maturity investment - Long-term time deposit			¥ 1,039,972,092	¥ 1,020,425,292
Cost method			860,748,634	988,268,166
Total net book value		$ 2,704,995,481	17,977,129,465	13,870,523,498
Held to maturity investment
INVESTMENTS
Term of time deposit	3 years
Payments for time deposit	¥ 1,000,000,000
Interest rate of time deposit (as a percent)	3.90%
China Eastern Airline
INVESTMENTS
Available-for-sale investments			3,079,192,544
Tujia
INVESTMENTS
Available-for-sale investments			2,951,401,321	2,876,749,196
eLong
INVESTMENTS
Available-for-sale investments			1,797,616,926
Equity method			747,869,990	2,632,145,397
LY.com
INVESTMENTS
Available-for-sale investments			1,745,309,616	1,745,309,616
Hanting
INVESTMENTS
Available-for-sale investments			1,334,598,638	1,116,231,309
MakeMyTrip
INVESTMENTS
Available-for-sale investments			1,196,262,000
eHi
INVESTMENTS
Available-for-sale investments			654,034,420	793,869,127
Tuniu
INVESTMENTS
Available-for-sale investments			233,083,048	430,659,093
Easy Go
INVESTMENTS
Available-for-sale investments			217,284,352	527,301,676
Others
INVESTMENTS
Available-for-sale investments			225,043,305	316,742,816
Equity method			938,829,229	461,048,432
Home Inns
INVESTMENTS
Equity method			¥ 955,883,350	¥ 961,773,378